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SunAmerica Asset Management Corp.
733 Third Avenue, Third Floor
New York, NY 10017
212.858.5969
800.858.8850
                                                    [LOGO] SUNAMERICA ASSET
                                                           MANAGEMENT

May 1, 2002


EDGAR Postmaster, BDM: Postmaster

Re:    SunAmerica Money Market Funds, Inc.
       Securities Act File No. 2-85370
       Post-Effective Amendment No. 29

Ladies and Gentlemen:

I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced Fund, dated April 29, 2002, no changes were made from the Prospectus and the Statement of Additional Information contained in Post Effective Amendment No. 29 to the Fund's Registration Statement on Form N-1A, which was filed with the Commission on April 29, 2002.

Please provide a Notice of Acceptance for receipt of this filing.

                                Very truly yours

                                /s/ Peter E. Pisapia
                                -------------------------
                                Peter E. Pisapia
                                Counsel